AUDITORS' REMUNERATION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Audit and assurance services
Total remuneration in respect of audit services	$ 288,000	$ 288,200	$ 437,493
Pricewaterhouse Coopers
Audit and assurance services
Audit(1)	$ 288,000	$ 288,200	325,972
Audit related			107,451
Other audit firms
Audit and assurance services
Audit(1)			$ 4,070